Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities:
Net (loss) / income		$ (20,910)		$ 19,154		$ 42,366
Adjustments to reconcile net (loss) / income to net cash flows from operating activities:
Unrealized foreign currency losses / (gains)		6,748		(1,088)		457
Depreciation expense		6,659		4,985		5,075
Amortization of intangible assets		16,137		10,140		8,751
Disposal of property and equipment		597
Impairment of long-lived assets				363
Stock based compensation expense		11,686		6,766		4,289
Amortization of right of use		3,923
Interest and penalties		1,228		494		(65)
Income taxes		(9,666)		2,876		5,507
Allowance for doubtful accounts		4,294		1,062		818
Provision / (Recovery) for contingencies		1,603		2,021		(603)
Changes in assets and liabilities, net of non-cash transactions:
Decrease / (Increase) in accounts receivable, net of allowances		13,823		(54,705)		(85,383)
Increase in related party receivables		(10,905)		(3,406)		(3,013)
Decrease / (Increase) in other assets and prepaid expenses		19,695		(61,302)		(10,090)
Increase in accounts payable and accrued expenses		16,651		4,277		22,363
(Decrease) / Increase in travel suppliers payable		(19,459)		42,789		78,835
Increase / (Decrease) in other liabilities		4,391		3,309		(12,323)
Decrease in contingencies		(1,990)		(5,567)		(12,183)
Increase in related party liabilities		3,678		4,203		13,964
Increase in lease liability		(4,573)
Increase in deferred revenue		628		6,009		2,461
Net cash flows provided by / (used in) operating activities		44,238		(17,620)		61,226
Cash flows from investing activities:
Payments for acquired business, net of cash acquired		(228)
Acquisition of property and equipment		(5,942)		(13,085)		(8,746)
Increase of intangible assets, including internal-use software and website development		(24,614)		(13,494)		(12,929)
Net cash flows used in investing activities		(30,784)		(26,579)		(21,675)
Cash flows from financing activities:
Increase in loans and other financial liabilities		55,652		66,814		30,159
Decrease in loans and other financial liabilities		(67,159)		(42,177)		(29,574)
Exercise of stock based compensation		564		136
Proceeds from issuance of shares	[1]					253,529
Purchase of treasury stock		(42,237)		(26,030)
Net cash flows (used in) / provided by financing activities		(53,180)		(1,257)		254,114
Effect of exchange rate changes on cash and cash equivalents		1,181		(13,132)		(2,053)
Net (decrease) / increase in cash and cash equivalents		(38,545)		(58,588)		291,612
Cash and cash equivalents and restricted cash as of beginning of the year		352,189	[2]	410,777	[2]	119,165
Cash and cash equivalents and restricted cash as of end of the period	[2]	313,644		352,189		410,777
Supplemental cash flow information
Cash paid for income tax		9,106		14,423		18,455
Interest paid		5,767		$ 5,311		$ 942
Financed portion of acquisition		$ 10,696

[1]	Net of issuance costs paid of $ 21,530 as of December 31, 2017.
[2]	See Note 4